Income Taxes - Schedule of components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Israel	$ (35,706)	$ (27,301)	$ (20,004)
Foreign	(95,220)	(3,411)	39
Loss before income tax expense	(130,926)	(30,712)	(19,965)
Income tax expense was as follows:
Israel	133	87	0
Foreign	44	146	73
Total current tax expense	177	233	73
Deferred:
Foreign	(31)	(11)	3
Total deferred tax expense (benefit)	(31)	(11)	3
Total income tax expense	$ 146	$ 222	$ 76